UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08029



                               Granum Series Trust
               (Exact name of registrant as specified in charter)



                    126 East 56th Street, New York, NY 10022
               (Address of principal executive offices) (Zip code)



                                 Jonas B. Siegel
                    126 East 56th Street, New York, NY 10022
                     (Name and address of agent for service)



                                 1-888-547-2686
               Registrant's telephone number, including area code



Date of fiscal year end: 10/31/2003
                         ----------



Date of reporting period:  11/1/2002 to 04/30/2003
                           -----------------------


Item 1. Reports to Stockholders.

                                                           S E M I - A N N U A L
                                                               R E P O R T
                                                        A p r i l  3 0 , 2 0 0 3
                                                                 GRANUM
                                                               VALUE FUND

                                          S h a r e h o l d e r  S e r v i c e s
                                                     1- 8 8 8 - 5 - G R A N U M
                                                               (5 4 7 - 2 6 8 6)
                      G r a n u m  C a p i t a l  M a n a g e m e n t , L. L. C.
                                         I n v e s t m e n t  A d v i s e r


G R A N U M  V A L U E  F U N D

LETTER TO SHAREHOLDERS
                                                                   June 9, 2003
Dear Shareholders,

As of April 30, 2003, Granum Value Fund has again outperformed the S&P 500 Index for the past one, three and five year periods, and since inception of the Fund.

                                                                        Since
Average Annual Returns(1)               1 Year    3 Year    5 Year   Inception

Granum Value Fund.......................-11.72%     -0.48%    0.47%      5.54%
Return after taxes on distributions(2)..-11.81% -0.51% 0.39% 5.46% Return after taxes on distributions
     & sale of fund shares(2)...........-7.20%     -0.40%    0.33%       4.50%
S&P 500 (w/dividends) 2.................-13.35%    -12.97%   -2.43%      3.75%

All returns as of 4/30/03. Granum Value Fund inception: 5/1/97

The generational bear market has entered its fourth year and the earnings recession among the majority of companies continues. Many stocks remain overvalued. However, the long term investor seeking out undervalued companies with sustainable growth potential can still find opportunities.

Some of these opportunities can be found in sectors that benefit from one of three economic trends: low interest rates, an industry enjoying cyclical pricing power and increased demand for product by the country's biggest spender -- the government.

The greatest beneficiaries of what is the primary support for the economy -- low interest rates -- have been the housing industry and mortgage related business. Demand for both new housing and mortgage financing continues and we do not see either interest rates or mortgage affordability changing for the worse in the near to intermediate term.

Pricing power can occur when an industry runs out of capacity. The property and casualty insurance industry today is a good example. Decreases in capacity have resulted in higher prices. That's a revenue generating position that any type of business would like to be in.

After years of underspending on defense, Washington, even before 9/11 and the Iraq war, began increasing the defense budget, stepping up purchases of military and other equipment. Supply channel needs for the military and for homeland security are many and we believe this to be a long-term trend.

Granum Value Fund's portfolio includes holdings that benefit from the three economic trends of low interest rates, pricing power and strong, government demand for goods and services. These include Pulte Homes, Fannie Mae, Radian Group, Redwood Trust, Everest Re Group and Alliant Techsystems. We believe that stocks such as these

G R A N U M  V A L U E  F U N D

LETTER TO SHAREHOLDERS (continued)

provide the long-term investor the opportunity to invest in undervalued companies whose strong fundamentals offer the potential for sustainable growth. We remain grateful for the trust you have placed in us. Thank you for investing in Granum Value Fund.

Sincerely,


/s/ Lewis M. Eisenberg                          /s/ Walter F. Harrison
Lewis M. Eisenberg                              Walter F. Harrison, III
Co-Chairman                                     Co-Chairman


(1) This data reflects past performance of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. If there would have been a capital loss on liquidation, this is recorded as a tax benefit, increasing the post-liquidation return. It is assumed that the investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the investor may deduct the capital losses in full. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Securities discussed in this letter were held by the Fund as of April 30, 2003. They do not comprise the Fund's entire investment portfolio. Securities held by the Fund, and the Fund's opinions on those securities, may change at any time.

Note: Shares of the fund are offered and sold through the currently effective prospectus, delivery of which must precede or accompany this report. Investment returns will fluctuate and when redeemed, shares may be worth more or less than their cost. Performance information reflects the total return of the fund and reflects changes in share price and reinvestment of dividends and capital gains distributions.


G R A N U M  V A L U E  F U N D

SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                         Market
Shares                                                                Value
                COMMON STOCKS 76.2%**

                Banks and Savings &
                Loans 11.1%**
   218,300      The Bank of New York Company, Inc. (d)        $   5,774,035
    73,200      Dime Bancorp, Inc. Warrants (c) *                    10,248
    99,000      North Fork Bancorporation, Inc.                   3,203,640
   140,585      Ocwen Financial Corporation *                       503,294
    45,600      PFF Bancorp, Inc.                                 1,536,264
    40,000      US Bancorp (d)                                      886,000
    72,680      Washington Mutual, Inc.                           2,870,860
                                                                  ---------
                                                                 14,784,341

                Building & Housing 8.8%**
   154,200      Forest City Enterprises, Inc.-- Class A           5,636,010
   104,262      Pulte Homes, Inc. (d)                             6,046,153
                                                                  ---------
                                                                 11,682,163
                                                                  ---------

                Business Services 7.0%**
    54,500      Convergys Corporation (d) *                         883,990
   292,300      The Reynolds & Reynolds
                Company-- Class A                                 8,421,163
                                                                  ---------
                                                                  9,305,153
                                                                  ---------

                Defense 3.8%**
    94,500      Alliant Techsystems Inc. (d) *                    5,076,540

                                                                     Market
    Shares                                                            Value
                Energy Services 1.2%**
   289,100      Magnum Hunter Resources, Inc. *               $   1,627,633
                                                                  ---------

                Entertainment & Leisure 2.2%**
   381,500      Hollywood Media Corp *                              316,645
    78,175      Lakes Gaming, Inc. *                                414,328
   152,000      Park Place Entertainment Corporation (d) *        1,130,880
    78,000      WMS Industries Inc. *                             1,052,220
                                                                  ---------
                                                                  2,914,073
                                                                  ---------

                Financial Services 10.2%**
    95,300      Ag Services of America, Inc. *                      562,270
   229,000      DVI, Inc. *                                       2,083,900
    75,900      Fannie Mae                                        5,494,401
    29,400      ITLA Capital Corporation *                        1,051,050
   112,000      Radian Group, Inc.                                4,446,400
                                                                  ---------
                                                                 13,638,021
                                                                 ----------

                Health Care 2.3%**
    21,754      BriteSmile, Inc. (d) *                              362,639
   120,000      Cyberonics, Inc. *                                2,739,600
                                                                  ---------
                                                                  3,102,239
                                                                  ---------
See Notes to the Financial Statements


G R A N U M  V A L U E  F U N D
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)


                                                                      Market
Shares                                                                 Value
                Instruments & Related Products 2.4%**
    96,873      American Technology Corporation (d) *               $   307,087
    82,000      Mettler-Toledo International, Inc. (d) *              2,911,000
                                                                      ---------
                                                                      3,218,087

                Insurance 7.6%**
   159,500      CNA Financial Corporation *                           3,820,025
    91,000      Everest Re Group, Ltd.                                6,338,150
                                                                      ---------
                                                                     10,158,175

                Pharmaceuticals 2.6%**
    74,000      Teva Pharmaceutical Industries Ltd. ADR (d)           3,455,800
                                                                      ---------

                Printing & Publishing 0.7%**
    97,700      Hollinger International Inc.                            908,610
                                                                        -------

                Private Placements 0.0%**
   214,625      Intertainer Inc. Series C
                Convertible Preferred
                (Acquired 2/12/99, 5/12/00;
                Cost $1,249,875) (a)(b) *                                 7,566
                                                                          -----

                REITS 10.5%**
   181,100      Anthracite Capital, Inc.                              2,146,035
   120,000      Capital Automotive REIT                               3,108,000
   258,100      RFS Hotel Investors, Inc.                             2,771,994
   181,300      Redwood Trust, Inc.                                   6,026,412
                                                                      ---------
                                                                     14,052,441

                                                                       Market
Shares                                                                  Value
                Restaurants 0.5%**
   162,800      The Smith & Wollensky Restaurant Group, Inc. *      $    691,900
                                                                         -------

                Retailing 0.4%**
   307,700      Good Guys, Inc. *                                        501,551
                                                                         -------

                Software 2.8%**
   228,900      Computer Associates International, Inc.                3,717,336
                                                                       ---------

                Telecommunications 1.1%**
   139,300      Citizens Communications Company (d) *                  1,522,549
                                                                       ---------


                Tobacco Products 1.0%**
    45,000      Altria Group, Inc. (d)                                 1,384,200
                                                                       ---------
                Total Common Stocks
                (Cost $81,084,558)                                   101,748,378
                                                                     -----------

                PRIVATE PLACEMENT
                WARRANTS 0.0%**
     3,166      Hollywood Media Corp.
                Warrants, expires 5/17/04
                (Acquired 5/17/99; Cost $0) (a)(b) *                           0
    14,940      Good Guys Warrants, expires
                3/7/07 (Acquired 3/11/02; Cost $0) (a)(b) *                3,847
                                                                           -----
                Total Private Placement
                Warrants (Cost $0)                                         3,847
                                                                           -----
See Notes to the Financial Statements

G R A N U M V A L U E F U N D
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

   Principal                                                      Market
      Amount                                                      Value
                SHORT-TERM
                INVESTMENTS 38.9%**

                Variable Rate Demand
                Notes # 8.4%**
  $4,817,368    American Family Financial
                Services, Inc. 0.91%                                $ 4,817,368
   1,246,042    Wisconsin Corporate Central
                Credit Union, 0.99%                                   1,246,042
   5,081,053    US Bancorp, 1.07%                                     5,081,053
                                                                      ---------
                Total Variable Rate Demand
                Notes (Cost of $11,144,463)                          11,144,463
                                                                     ----------

 Principal                                                               Market
    Amount                                                                Value
                Commercial Paper 17.0%**
 $5,000,000     American Express, 1.23%,
                05/01/03                                            $ 5,000,000
    393,625     Beta Finance, Inc., 1.45%,
                01/16/05 ***                                            393,625
    984,026     Cargill Global Funding, 1.34%,
                05/01/03 ***                                            984,026
    492,031     Danske Bank, 1.45%,
                12/22/03 ***                                            492,031
    492,031     Goldman Sachs, 1.45%,
                08/28/03 ***                                            492,031
    590,438     Leafs, LLC, 1.34%,
                04/20/04 ***                                            590,438
    492,031     Lehman Brothers Holdings,
                1.45%, 08/01/03 ***                                     492,031
    688,844     Metlife Global Funding,
                1.33%, 04/28/08 ***                                     688,844
    492,031     Morgan Stanley, 1.00%,
                07/08/03 ***                                            492,031
  4,947,000     Prudential Funding, 1.19%,
                05/01/03                                              4,947,000
    492,031     SMM Trust 2002 Note, 1.29%,
                12/15/03 ***                                            492,031
  4,278,863     Toyota Motor Credit
                Corporation, 1.15%,
                05/02/03                                              4,278,863
  3,393,895     Wells Fargo Corporation,
                1.12%, 05/02/03                                       3,393,895
                                                                      ---------
                Total Commercial Paper
                (Cost of $22,736,846)                                22,736,846
                                                                     ----------
See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

 Principal                                                          Market
    Amount                                                           Value
                Repurchase Agreements 11.5%

$5,117,125      JP Morgan, 1.36%,
                                                               $ 5,117,125
 5,018,719      JP Morgan, 1.36%,
                05/01/03 ***                                     5,018,719
 5,215,531      Morgan Stanley, 1.45%,
                05/01/03 ***                                     5,215,531
                Total Repurchase
                Agreements
                (Cost of $15,351,375)                           15,351,375

                Certificates of
                Deposit 0.7%**
  $295,219      Allied Irish Bank EU, 1.34%,
                05/09/03 ***                                       295,219
   590,437      Deutsche Bank, 1.49%,
                01/31/04 ***                                       590,437
                Total Certificates of Deposit
                (Cost of $885,656)                                 885,656


 Principal                                                            Market
    Amount                                                             Value
              Other Investment
              Companies 1.3%**
  $403,466    Aim Short Term Liquid Asset
              Fund, 1.25% ***                                  $     403,466
   688,844    Merrill Lynch Premier
              Institutional Fund,
              1.50% ***                                              688,844
   658,163    Merrill Lynch Premier
              Institutional Fund,
              1.27% ***                                              658,163
              Total Other Investment
              Companies
              (Cost of $1,750,473)                                 1,750,473
              Total Investments
              (Cost of $132,953,371)
              115.1% **                                         $153,621,038
              Liabilities, less Other Assets
              (15.1%) **                                        (20,185,226)
              NET ASSETS 100%                                   $133,435,812

*    Non-income producing security.
**   Calculated as a percentage of net assets.
***  Securities lending collateral (Note 6)
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2003.
(a)  Restricted Security.
(b)  Board Valued Security.
(c) This warrant is not a regular warrant. There is no strike price and no expiration date. The warrant represents a potential distribution settlement in a legal claim.
(d)  Securities in whole or in part on loan. ADR -- American Depository Receipt

See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
SCHEDULE OF SECURITIES SOLD SHORT April 30, 2003
(Unaudited)

                                                                   Market
Shares                                                              Value

     50,000    DIAMONDS Trust, Series 1                     $   4,243,000
    168,700    Financial Select Sector SPDR
               Fund                                             3,942,519
     82,000    Midcap SPDR Trust Series 1                       6,577,220
     88,000    Nasdaq-100 Index Tracking
               Stock                                            2,415,600
     49,300    Retail HOLDRs Trust                              3,785,747
    134,100    Semiconductor HOLDRs Trust                       3,538,899
    109,200    SPDR Trust Series 1                             10,036,572
               Total Securities Sold Short
               (Proceeds $35,592,789)                       $  34,539,557

See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS:
     Investments, at value (Cost $132,953,371) (Note 6)            $153,621,038
     Dividends receivable                                               119,612
     Interest receivable                                                 85,394
     Receivable from broker for proceeds on securities sold short    37,664,487
     Other receivables                                                    1,848
     Prepaid expenses                                                    31,666
                                                                         ------
         Total assets                                               191,524,045
                                                                    -----------
LIABILITIES:
     Investments sold short, at value (proceeds $35,592,789)         34,539,557
     Collateral for securities loaned                                23,104,592
     Dividends payable on short positions                                 6,534
     Payable to custodian                                                73,375
     Payable to Investment Adviser                                      213,461
     Distribution fees payable                                           53,062
     Shareholder service fees payable                                    26,683
     Accrued expenses and other liabilities                              70,969
                                                                         ------
         Total liabilities                                           58,088,233
                                                                     ----------
NET ASSETS                                                         $133,435,812
                                                                   ============
NET ASSETS CONSIST OF:
     Capital stock                                                 $114,806,142
     Accumulated undistributed net investment loss                    (726,275)
     Accumulated net realized loss on investments                   (2,364,954)
     Net unrealized appreciation on:
         Investments                                                 20,667,667
         Short positions                                              1,053,232
                                                                      ---------
                  Total Net Assets                                 $133,435,812
                                                                   ============
     Shares of beneficial interest outstanding (unlimited number of
     shares of beneficial interest authorized, $.001 par value)       4,883,158

Net Asset Value, Offering Price and Redemption Price Per Share           $27.33
See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
     Dividend income (net of foreign taxes withheld of $1,581)     $1,084,625
     Interest income                                                  295,702
     Securities lending income                                          6,697
         Total investment income                                    1,387,024

EXPENSES:
     Investment advisory fee                                        1,261,144
     Distribution fees                                                315,286
     Shareholder servicing fees                                       157,643
     Administration fees                                               49,783
     Professional fees                                                 73,451
     Transfer agent fees and expenses                                  26,214
     Trustees' fees and expenses                                       22,300
     Fund accounting fees                                              17,465
     Custody fees                                                      13,874
     Federal and state registration                                    11,419
     Insurance expense                                                 15,763
     Reports to shareholders                                            9,446
     Other                                                              3,599
                                                                        -----
         Total operating expenses before dividend
           expense on short sales                                   1,977,387
     Dividend expense on short sales                                  135,912
                                                                      -------
         Total operating expenses                                   2,113,299
                                                                    ---------

NET INVESTMENT LOSS                                                  (726,275)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
         Investments                                                  735,989
         Short Positions                                              (27,136)
     Change in unrealized appreciation or
        depreciation on investments                                 5,069,522
                                                                    ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     5,778,375
                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $5,052,100
                                                                   ==========
See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
STATEMENT OF CHANGES IN NET ASSETS


                                                                          Six Months Ended   Year Ended
                                                                          April 30, 2003     October 31,
                                                                            (Unaudited)         2002
OPERATIONS:
Net investment loss                                                    $   (726,275)     $ (1,871,552)
Net realized gain on investments and option contracts expired or closed      708,853           316,593
Change in unrealized appreciation or depreciation on investments           5,069,522       (8,676,192)
Net increase (decrease) in net assets resulting from operations            5,052,100      (10,231,151)
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments                                     (331,415)                --
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                  8,341,747        34,314,001
Proceeds from shares issued to holders in reinvestment of dividends          318,316                --
Cost of shares redeemed                                                  (6,814,958)      (15,675,558)
Net increase in net assets from capital share transactions                 1,845,105        18,638,443
TOTAL INCREASE IN NET ASSETS                                               6,565,790         8,407,292
NET ASSETS:
Beginning of period                                                      126,870,022       118,462,730
End of period                                                           $133,435,812      $126,870,022

See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D
FINANCIAL HIGHLIGHTS


                                   Six Months
                                                                   Year Ended October 31,
                                      Ended
                                  April 30, 2003  2002         2001          2000        1999     1998
                                   (Unaudited)
Per share data:(1)
Net asset value,
  beginning of year               $  26.36      $  28.16     $  29.25      $  25.29    $  21.93  $  23.39
Income from investment
  operations:
Net investment
  income (loss)                      (0.15)(2)     (0.39)(2)    (0.35)(2)     (0.16)(2)    0.16      0.03
Net realized and unrealized
  gain (loss) on investments          1.19         (1.41)       (0.74)         4.26        3.28     (1.49)
Total from investment operations      1.04         (1.80)       (1.09)         4.10        3.44     (1.46)
Less distributions:
From net investment income              --            --           --         (0.14)      (0.08)       --
From net realized gains              (0.07)           --           --            --          --        --
Net asset value, end of year      $  27.33      $  26.36  $     28.16      $  29.25 $     25.29  $  21.93
Total return                          3.95%        (6.39%)      (3.73%)       16.28%      15.69%    (6.24%)
Supplemental data and ratios:
Net assets, end of year (000's)   $133,436      $126,870     $118,463      $119,498    $121,704  $118,656
Ratio of net expenses to
  average net assets                  3.35%(3)      3.26%(3)     3.18%(3)      2.38%       1.59%     1.88%
Ratio of net investment
  income (loss) to
  average net assets                 (1.15%)(4)    (1.38%)(4)   (1.23%)(4)    (0.55%)      0.64%     0.17%
Portfolio turnover rate               5.38%        21.68%        3.58%        24.23%      18.18%     3.45%


(1) Information presented relates to a share of beneficial interest of the Fund outstanding for the entire period.
(2) Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(3) The operating ratio included dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 were 3.13%, 3.11% and 3.11%, respectively.
(4) The net investment income ratio included dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 were (0.94%), (1.23%) and
     (1.16%), respectively.

See Notes to the Financial Statements

G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS
 April 30, 2003 (unaudited)

1.       ORGANIZATION

Granum Value Fund (the "Fund") is a diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated
December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ( "NYSE ") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the mean between the latest bid and asked prices, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of April 30, 2003, fair value securities represent 0.01% of the Fund's investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Restricted Securities - The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. At April 30, 2003, the Fund held restricted securities with an aggregate market value of $11,413 representing 0.01% of the net assets of the Fund.

c) Written Option Accounting - The Fund writes put options on stock indices. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the mean between the latest bid and ask prices. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated. The Fund did not write any options during the period.

G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Schedule of Investments. Option contracts are valued at the mean between the latest bid and ask prices. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices. The Fund does not have any open option contracts as of April 30, 2003.

e) Exchange Traded Funds and Other Similar Instruments - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940 (the "1940 Act") that holds a portfolio of common stocks designed to track the performance of a particular index.

f) Short Sales - The Fund may effect short sales of shares of ETFs and other similar instruments. When the Fund effects such short sale, it will sell ETF shares (or the other instruments) that it does not own in anticipation of purchasing the same shares (or instruments) in the future at a lower price. The cash proceeds of the short sale will be held by the broker effecting the short sale. The Fund may also engage in short sales of securities "against-the-box." In these transactions, the Fund sells short securities it owns or has the right to obtain without payment of additional consideration. For financial statement purposes, when the Fund enters into a short sale the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund's receivable from broker for proceeds on securities sold short is with one securities dealer. The Fund does not require the broker to maintain collateral in support of these receivables.

g) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

h)   Federal  Income  Taxes - No  provision  for federal  income  taxes has been recorded since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.


G R A N U M  V A L U E  F U N D
NOTES TO THE FINANCIAL STATEMENTS (continued)


i) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. Interest income includes $165,942 of interest earned on receivables from broker for proceeds on securities sold short.


The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

3. SHARES OF BENEFICIAL INTEREST 4. Share transactions were as follows:

                                 Six Months        Year Ended
                               April 30, 2003   October 31, 2002

Shares sold                          319,467         1,149,529
Shares reinvested                     12,085                --
Shares redeemed                    (260,678)         (544,496)
                                   ---------         ---------
Net increase                          70,874           605,033

Shares outstanding:
Beginning of period                4,812,284         4,207,251
End of period                      4,883,158         4,812,284
                                   =========         =========


G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)


4.   INVESTMENT TRANSACTIONS AND TAX INFORMATION

Purchases and sales of investments, excluding short-term investments, options and short positions, for the six months ended April 30, 2003, were as follows:

         Purchases                        Sales
     U.S.                      U.S.
  Government      Other     Government       Other

--             $5,263,871         --    $26,519,588

At April 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                               $ 33,976,399
(Depreciation)                              (16,382,570)
Net unrealized appreciation on
investments                                $ 17,593,829

At April 30, 2003, the cost of investments for federal income tax purposes was $136,027,209. The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of October 31, 2002, the Fund had distributable ordinary income for tax purposes of $331,446.


5.       INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - Granum Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund pursuant to an investment advisory agreement. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index over the past 12 months. The Monthly Performance Adjustment may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets. During the six months ended April 30, 2003, the Fund's Adviser earned investment advisory fees at an annual rate of 2.00% of average daily net assets after the Monthly Performance Adjustment.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its

G R A N U M  V A L U E  F U N D
NOTES TO THE FINANCIAL STATEMENTS (continued)

Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution
Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 2003:

                                Distribution       Shareholder
                                 Services           Services
Mercer                                $296,207         $148,103
Granum Securities                       19,079            9,540

Other - U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.

U.S. Bank, NA serves as custodian for the Fund.

6.   SECURITIES LENDING

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to lend securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of April 30, 2003, the Fund had on loan securities valued at $22,651,561 and collateral of $23,104,592.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS March 10, 2003

On March 10, 2003, a Special Meeting of Shareholders of Granum Value Fund (the "Fund"), a series of Granum Series Trust (the "Trust"), was held (1) to elect seven persons to serve as trustees of the Trust, and (2) to ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Trust for the 2003 fiscal year.

The results of the voting for the election of Trustees of the Granum Value Fund were as follows:

                                         Withold     Broker
Nominees                   For Election  Authority  Non-Votes     Status
Edwin M. Cooperman         2,889,824      19,076       0      Incumbent Trustee
Lewis M. Eisenberg         2,891,199      17,701       0      Incumbent Trustee
Walter F. Harrison, III    2,891,199      17,701       0      Incumbent Trustee
W. Michael Reickert        2,891,199      17,701       0      New Trustee
Burnell R. Roberts         2,888,274      20,626       0      Incumbent Trustee
Thaddeus Seymour           2,884,670      24,230       0      Incumbent Trustee
Richard A. Zimmer          2,891,339      17,561       0      Incumbent Trustee

The   results   of  the   voting   for  the   ratification   or   rejection   of
PricewaterhouseCoopers, LLP as independent accountants were as follows:

                                        Number of Shares
                                                                      Broker
                          For           Against        Abstain        Non-Votes
Granum Value Fund      2,892,036         14,206          2,658           0




                     INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Officers and Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Officers and Trustees and is available, without charge, upon request by calling 1-888-5-GRANUM (547-2686).


                                                                                      # of
                                      Term of                                         Portfolios      Other
                                      Office      Principal                           in Fund Complex Directorships
                        Position(s)   and Length  Occupation                          Overseen        Held by
                        Held with     of Time     During                              by Officer      Director
Name, Address and Age   the Fund      Served      Past Five Years                     or Trustee      or Officer
---------------------------------------------------------------------------------------------------------------------
Edwin M. Cooperman      Independent   Since 1998  Chairman of Tutortime Inc., 1997 to          1      None
126 East 56th Street    Trustee                   November 2001; Chairman, Edmarc
25th Floor                                        Investments, May 1996 to present;
New York, NY 10022                                Principal, TC Solutions Inc., July
Age: 59                                           1998 to present.

Burnell R. Roberts      Independent   Since 1997  Limited Partner, American Industrial         1      None
2340 Kettering Tower    Trustee                   Partners, 1993 to present; Chairman
Dayton, OH 45423                                  Sweethart Holding Inc. and Sweethart
Age: 75                                           of Cup Company Inc., September 1993
                                                  to 1998.

Thaddeus Seymour        Independent   Since 1998  President Emeritus and Professor of          1      None
1350 College Point      Trustee                   English, Rollins College, Winter
Winter Park, FL 32789                             Park, Florida, 1978 to present.
Age: 74

Richard A. Zimmer       Independent   Since 1997  Member of Congress, from the 12th            1      None
126 East 56th Street    Trustee                   District of New Jersey, 1991 to 1997.
25th Floor                                        Counsel, Dechert, February 1997 to
New York, NY 10022                                May 2001. Of Counsel, Gibson, Dunn &
Age: 58                                           Crutcher LLP, May 2001 to present.

W. Michael Reickert*    Trustee       Since 2003  Executive Vice President of The Ayco         1      None
Two Wall Street                                   Company, L.P., 2002 to present,Senior
Albany, NY 12205                                  Vice President of The Ayco Company,
Age: 39                                           L.P., 1996-2002.

Lewis M. Eisenberg*     Co-Chairman   Since 1997  Co-Chairman of private investment            1      None
126 East 56th Street    of the Board              adviser; Managing Member of Granum
25th Floor              and Trustee               Capital Management, L.L.C. since
New York, NY 10022                                January 27, 1997 and of Granum
Age: 60                                           Securities, L.L.C. since March 7,
                                                  1997.

Walter F. Harrison, III*Co-Chairman   Since 1997  Co-Chairman of private investment            1      None
126 East 56th Street    of the Board              adviser; Managing Member of Granum
25th Floor              and Trustee               Capital Management, L.L.C. since
New York, NY 10022                                January 27, 1997 and of Granum
Age: 59                                           Securities, L.L.C. since March 7,
                                                  1997.

*    Denotes a trustee who is an "interested person," as that term is defined in
     Section 2 (a)(19) of the Investment Company Act of 1940, of the Fund.



This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of Granum Value Fund. Please call 1-888-5-GRANUM (547-2686) for a free prospectus. Read it carefully before you invest.


Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. [Reserved]


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.


(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Co-Chairmen and Treasurer/CFO believe that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's officers that are making certifications in the report, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Granum Series Trust

By (Signature and Title) /s/ Lewis M. Eisenberg
                         -----------------------------------
                             Lewis M. Eisenberg, Co-Chairman


By (Signature and Title) /s/ Walter F. Harrison, III
                         ----------------------------------------
                             Walter F. Harrison, III, Co-Chairman




Date   July 1, 2003




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Granum Series Trust

By (Signature and Title) /s/ Jonas B. Siegel
                         --------------------------------
                             Jonas B. Siegel, Treasurer
                             and Chief Financial Officer

Date   July 1, 2003